UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21344
                                                    ----------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                        Date of fiscal year end: MAY 31
                                                -------

                   Date of reporting period: FEBRUARY 28, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)


 PRINCIPAL                                            RATINGS+                         STATED           MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------      ----------------------------- ------------------    -----------   --------------  ---------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - 150.3%

      AEROSPACE & DEFENSE - 4.9%
              AEROSPACE & DEFENSE - 4.9%
$     833,333 BE Aerospace, Inc. ..............    NR(a)    BB+        7.11%-7.14%     8/24/12      $      837,153
      998,609 GenCorp Inc. ....................    Ba2      BB-        8.32%-8.36%     12/06/10          1,002,354
    1,144,058 ILC Industries, Inc. ............   NR(a)    NR(a)          7.86%        2/24/12           1,152,638
      890,110 Robertson Aviation, LLC .........   NR(a)    NR(a)       8.82%-8.87%     4/19/13             894,560
      653,846 Standard Aero Holdings, Inc. ....    Ba3       B+        7.57%-7.61%     8/24/12             656,708
                                                                                                    --------------
              TOTAL AEROSPACE & DEFENSE                                                                  4,543,413
                                                                                                    --------------

      AUTO COMPONENTS - 0.5%
              AUTO PARTS & EQUIPMENT - 0.5%
      500,000 Axletech International Holdings,
                Inc. (c) ......................    Caa1      B-           11.86%       4/21/13             502,709
                                                                                                    --------------
              TOTAL AUTO COMPONENTS                                                                        502,709
                                                                                                    --------------

      AUTOMOBILES - 2.2%
              AUTOMOBILE MANUFACTURERS - 2.2%
    1,500,000 Ford Motor Company ..............    Ba3       B            8.36%        12/15/13          1,515,626
      500,000 General Motors Corp. ............    Ba3       B+           7.70%        11/29/13            505,250
                                                                                                    --------------
              TOTAL AUTOMOBILES                                                                          2,020,876
                                                                                                    --------------

      BEVERAGES - 0.9%
              SOFT DRINKS - 0.9%
      795,833 Culligan Corp. ..................    Ba2      BB-           7.07%        9/30/11             796,828
                                                                                                    --------------
              TOTAL BEVERAGES                                                                              796,828
                                                                                                    --------------

      BUILDING PRODUCTS - 1.9%
              BUILDING PRODUCTS - 1.9%
      803,571 NCI Building Systems, Inc. ......    Ba1       BB        6.82%-6.87%     6/18/10             806,584
      990,000 South Edge, LLC .................   NR(a)    NR(a)          7.38%        10/31/09            987,525
                                                                                                    --------------
              TOTAL BUILDING PRODUCTS                                                                    1,794,109
                                                                                                    --------------

      CAPITAL MARKETS - 2.3%
              INVESTMENT BANKING & BROKERAGE - 2.3%
      888,409 Ameritrade Holding Corp. ........    Ba1       BB           6.82%        12/31/12            891,556
    1,267,849 NASDAQ Stock Market (The), Inc.      Ba3       BB+       7.10%-7.11%     4/18/12           1,273,002
                                                                                                    --------------
              TOTAL CAPITAL MARKETS                                                                      2,164,558
                                                                                                    --------------

      CHEMICALS - 6.8%
              DIVERSIFIED CHEMICALS - 5.7%
    1,746,352 BCP Crystal US Holdings Corp. ...    Ba3      BB-           7.11%        4/06/11           1,758,478
      803,636 Brenntag Holding GmbH & Company KG   B2        B            7.89%        12/23/13            812,175
      196,364 Brenntag Holding GmbH & Company KG   B2        B            7.89%        1/18/14             198,450
    1,549,987 Huntsman International LLC ......    Ba3      BB-           7.07%        8/16/12           1,558,512
      995,000 Lyondell Chemical Company .......    Ba2      BB            7.11%        8/16/13           1,001,495
                                                                                                    --------------
                                                                                                         5,329,110
                                                                                                    --------------

             See Notes to Quarterly Portfolio of Investments              Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                         STATED           MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------      ----------------------------- ------------------    -----------   --------------  ---------------

 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      CHEMICALS - (CONTINUED)
              SPECIALTY CHEMICALS - 1.1%
$   1,000,000 Foamex L.P. .....................    B1         B          7.57%         2/12/13      $    1,007,500
                                                                                                    --------------
              TOTAL CHEMICALS                                                                            6,336,610
                                                                                                    --------------

      COMMERCIAL SERVICES & SUPPLIES - 5.6%
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 4.5%
      995,000 Acosta, Inc. ....................    NR(a)   NR(a)          7.57%        7/28/13           1,003,291
    1,755,814 Affinion Group, Inc. ............    Ba2       B+        7.82%-7.86%     10/17/12          1,771,178
      990,000 IAP Worldwide Services, Inc. ....     B2       B            9.69%        12/30/12            991,856
      439,024 N.E.W. Holdings I, LLC ..........   NR(a)    NR(a)       8.07%-8.11%     8/08/13             442,317
                                                                                                    --------------
                                                                                                         4,208,642
                                                                                                    --------------
              ENVIRONMENTAL & FACILITIES SERVICES - 1.1%
      988,890 Energy Solutions, LLC ...........    NR(a)   NR(a)       7.57%-7.63%     6/07/13             997,542
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       5,206,184
                                                                                                    --------------

      COMPUTERS & PERIPHERALS - 2.1%
              COMPUTER HARDWARE - 2.1%
    1,493,169 Activant Solutions Holdings, Inc.    B1       B             7.38%        5/02/13           1,494,102
      443,247 Advanced Micro Devices, Inc. ....    Ba3      BB-           7.57%        12/31/13            447,226
                                                                                                    --------------
              TOTAL COMPUTERS & PERIPHERALS                                                              1,941,328
                                                                                                    --------------

      CONSTRUCTION & ENGINEERING - 1.1%
              CONSTRUCTION & ENGINEERING - 1.1%
    1,000,000 Standard Pacific Corp. ..........    Ba2       BB           6.86%        5/05/13             994,375
                                                                                                    --------------
              TOTAL CONSTRUCTION & ENGINEERING                                                             994,375
                                                                                                    --------------

      CONSTRUCTION MATERIALS - 0.5%
              CONSTRUCTION MATERIALS - 0.5%
      496,109 John Maneely Co. ................     B3       B+        8.6%-8.62%      12/08/13            501,587
                                                                                                    --------------
              TOTAL CONSTRUCTION MATERIALS                                                                 501,587
                                                                                                    --------------

      CONTAINERS & PACKAGING - 2.2%
              PAPER PACKAGING - 2.2%
      210,920 Boise Cascade, LLC ..............    Ba3       BB        7.09%-7.13%     10/28/11            212,370
      714,286 Graham Packaging Holdings
                 Company (c) ..................    B3       CCC+          9.63%        4/07/12             720,714
    1,082,218 Graham Packaging Holdings Company    B1        B         7.63%-7.69%     10/07/11          1,093,520
                                                                                                    --------------
              TOTAL CONTAINERS & PACKAGING                                                               2,026,604
                                                                                                    --------------

      DIVERSIFIED CONSUMER SERVICES - 2.2%
              EDUCATION SERVICES - 0.6%
      500,000 ProQuest-CSA, LLC................     NR       NR           8.35%        2/09/14             501,875
                                                                                                    --------------
              SPECIALIZED CONSUMER SERVICES - 1.6%
    1,500,000 RMK Acquisition Corp. ...........    Ba3       B+        7.45%-7.47%     1/26/14           1,514,812
                                                                                                    --------------
              TOTAL DIVERSIFIED CONSUMER SERVICES                                                        2,016,687
                                                                                                    --------------



Page 2             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                         STATED           MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------      ----------------------------- ------------------    -----------   --------------  ---------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      DIVERSIFIED FINANCIAL SERVICES - 1.1%
              SPECIALIZED FINANCE - 1.1%
$   1,000,000 Peach Holdings, Inc. ............    B2       B            9.12%        11/21/13      $    1,001,250
                                                                                                    --------------
              TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       1,001,250
                                                                                                    --------------

      ELECTRIC UTILITIES - 11.3%
              ELECTRIC UTILITIES - 11.3%
      500,000 Astoria Generating Company
                 Acquisitions, LLC (c) ........    B3       B            9.12%         8/23/13             506,459
       33,371 Calpine Corp. (f)................   NR(a)    NR(a)         2.25%         12/20/07             33,288
      163,451 Calpine Corp., (Debtor in
                 Possession) (f) ..............   NR(a)    NR(a)         7.62%         12/20/07            163,962
      414,894 Calpine Corp., (Debtor in
                 Possession) (c)(f) ...........   NR(a)    NR(a)         9.36%         12/20/07            418,351
    1,000,000 Covanta Energy Corp. ............    Ba2      BB-       5.28%-6.88%      2/09/14           1,004,166
      961,240 LSP Gen Finance Co., LLC ........    Ba3      BB-          7.11%         5/04/13             963,642
      699,275 LSP-Kendall Energy, LLC .........     B1       B           7.36%         10/07/13            696,070
      990,000 Mirant North America, LLC .......    Ba3      BB-          7.07%         1/03/13             992,846
    3,000,000 NRG Energy, Inc. ................    Ba1      BB-          7.36%         2/01/13           3,027,114
      864,163 Plum Point Energy Associates, LLC     B1       B           8.61%         3/14/14             871,723
    1,055,913 Riverside Energy Center, LLC ....     B1       B           9.61%         6/24/11           1,077,031
      757,259 Rocky Mountain Energy Center, LLC     B1       B           9.61%         6/24/11             772,405
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                  10,527,057
                                                                                                    --------------

      ENERGY EQUIPMENT & SERVICES - 3.8%
              OIL & GAS EQUIPMENT & SERVICES - 3.8%
      500,000 Brand Energy & Infrastructure
                 Services, Inc. (c) ...........     B1       B          11.38%         2/07/15             505,625
    1,000,000 Brand Energy & Infrastructure
                 Services, Inc. ...............     B1       B           7.63%         2/07/14           1,005,833
    1,981,839 Targa Resources, Inc ............     B1       B+       7.36%-7.61%      10/31/12          1,996,703
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                          3,508,161
                                                                                                    --------------

      FOOD & STAPLES RETAILING - 3.0%
              DRUG RETAIL - 1.9%
    1,788,787 Jean Coutu Group (PJC) (The), Inc.    B1      BB-           7.88%        7/30/11           1,790,162
                                                                                                    --------------
              FOOD RETAIL - 1.1%
      994,987 SUPERVALU, Inc. .................    Ba3      BB-           7.10%        6/02/12             999,940
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                             2,790,102
                                                                                                    --------------

      FOOD PRODUCTS - 2.5%
              AGRICULTURAL PRODUCTS - 1.1%
      995,456 Dole Food Company, Inc. .........    Ba3       B         7.36%-9.25%     4/12/13             995,951
                                                                                                    --------------


            See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                         STATED           MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------      ----------------------------- ------------------    -----------   --------------  ---------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      FOOD PRODUCTS - (CONTINUED)
              PACKAGED FOODS & MEATS - 1.4%
$     806,771 THL Food Products Company .......    Ba3       B+           7.36%        11/21/10     $      809,460
      500,000 Weight Watchers International, Inc.  Ba1       BB           6.88%        1/26/14             502,292
                                                                                                    --------------
                                                                                                         1,311,752
                                                                                                    --------------
              TOTAL FOOD PRODUCTS                                                                        2,307,703
                                                                                                    --------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
              HEALTH CARE EQUIPMENT - 0.5%
      498,750 ReAble Therapeutics Finance, LLC     Ba3       B         7.85%-7.9%      11/03/13            499,997
                                                                                                    --------------
              TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                       499,997
                                                                                                    --------------
      HEALTH CARE PROVIDERS & SERVICES - 13.4%
              HEALTH CARE FACILITIES - 4.3%
    1,000,000 HCA, Inc. .......................    Ba3       BB           7.61%        11/17/13          1,011,417
    1,000,000 Health Management Associates, Inc.   Ba2       B+           7.32%        2/28/14           1,007,188
      994,938 Select Medical Corp. ............    Ba1       B+        7.07%-9.00%     2/24/12             992,224
      995,000 USP Domestic Holdings, Inc. .....    Ba2      BB-        7.1%-7.18%      6/07/13             995,000
                                                                                                    --------------
                                                                                                         4,005,829
                                                                                                    --------------
              HEALTH CARE SERVICES - 9.1%
      977,500 CHS/Community Health Systems, Inc.   Ba3      BB-         7.07%-7.10%    8/19/11             982,235
      997,500 CHS/Community Health Systems, Inc.   Ba3      BB-           7.11%        2/29/12           1,002,332
    1,000,000 DaVita, Inc. ....................    Ba1      BB-        6.82%-6.86%     10/05/12          1,005,082
      935,000 DJ Orthopedics, LLC .............    Ba3      BB-           6.88%        4/07/13             934,415
      993,377 Emdeon Business Services, LLC ...     B1       B+           7.87%        11/16/13            997,102
      992,500 Fresenius Medical Care AG .......    Ba2      BB+           6.74%        3/31/13             992,500
      500,000 Healthways, Inc. ................    Ba2       BB           7.11%        12/01/13            501,250
      496,250 Quintiles Transnational Corp. ...     B1      BB-           7.36%        3/31/13             496,715
      918,101 U.S. Oncology Holdings, Inc. ....    Ba2       B+        7.61%-7.63%     8/20/11             923,266
      671,429 VWR International, Inc. .........    Ba2       B+           7.61%        4/07/11             676,046
                                                                                                    --------------
                                                                                                         8,510,943
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    12,516,772
                                                                                                    --------------
      HOTELS, RESTAURANTS & LEISURE - 12.7%
              CASINOS & GAMING - 9.5%
      975,000 Boyd Gaming Corp. ...............    Ba1       BB           6.86%        6/30/11             978,656
      500,000 Green Valley Ranch Gaming, LLC (c)  Caa1      CCC+          8.61%        8/16/14             508,000
      500,000 Greenwood Racing, Inc. ..........     B2       B+           7.57%        11/28/11            503,750
    1,333,333 Herbst Gaming, Inc. .............    Ba3       B+        7.24%-7.25%     12/02/11          1,342,777
      462,500 Penn National Gaming, Inc. ......    Ba2       BB        7.11%-7.15%     10/03/12            465,681
    1,000,000 Pinnacle Entertainment, Inc. ....     B1      BB-           7.32%        12/14/11          1,009,167
    1,000,000 Venetian Casino Resort, LLC......    Ba2      BB-           7.12%        6/15/11           1,007,212


Page 4             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                         STATED           MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------      ----------------------------- ------------------    -----------   --------------  ---------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      HOTELS, RESTAURANTS & LEISURE - (CONTINUED)
              CASINOS & GAMING - (CONTINUED)
$   1,000,000 VML US Finance, LLC .............     B1      BB-           8.12%        5/25/13      $    1,010,125
      535,714 Wimar Landco, LLC ...............     B2       B+           7.86%        7/03/08             539,063
    1,489,286 Wimar OPCO, LLC .................    Ba3       B+           7.86%        1/03/12           1,505,007
                                                                                                    --------------
                                                                                                         8,869,438
                                                                                                    --------------
              LEISURE FACILITIES - 3.2%
      965,943 American Skiing Co. .............     NR       NR           9.81%        11/24/10            965,942
      995,000 Cedar Fair, L.P. ................    Ba3      BB-           7.32%        8/30/12           1,004,453
      997,487 London Arena and Waterfront
                 Finance, LLC .................   NR(a)    NR(a)          7.85%        3/08/12           1,003,722
                                                                                                    --------------
                                                                                                         2,974,117
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                       11,843,555
                                                                                                    --------------

      HOUSEHOLD DURABLES - 1.5%
              HOMEBUILDING - 1.5%
    1,000,000 EH/Transeastern LLC and TE/TOUSA
                Senior, LLC (h) ...............   NR(a)     NR            8.25%        8/01/08             967,143
    1,000,000 TE/TOUSA Mezzanine, LLC,
                (Mezzanine Debt) (c) (h) ......   NR(a)     NR           10.75%        8/01/09             405,000
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   1,372,143
                                                                                                    --------------

      INSURANCE - 0.5%
              LIFE & HEALTH INSURANCE - 0.5%
      498,750 Conseco, Inc. ...................    Ba3      BB-           7.32%        10/10/13            501,244
                                                                                                    --------------
              TOTAL INSURANCE                                                                              501,244
                                                                                                    --------------

      INTERNET SOFTWARE & SERVICES - 1.6%
              INTERNET SOFTWARE & SERVICES - 1.6%
      500,000 Open Solutions, Inc. ............    Ba3       B+           7.49%        1/23/14             504,688
      985,000 SunGard Data Systems Inc. .......    Ba3       B+           7.36%        2/28/14             994,311
                                                                                                    --------------
              TOTAL INTERNET SOFTWARE & SERVICES                                                         1,498,999
                                                                                                    --------------

      IT SERVICES - 6.8%
              IT CONSULTING & OTHER SERVICES - 6.8%
      497,500 Affiliated Computer Services, Inc.   Ba2       B+        7.35%-7.37%     3/20/13             502,578
      799,175 Alion Science and Technology Corp.   Ba2       B+           8.11%        8/02/09             803,171
    1,955,076 DynCorp International, LLC ......    Ba2      BB-        7.63%-7.69%     6/28/12           1,968,924
      500,000 National Processing Company
                 Group, Inc. ..................    B2        B         8.35%-8.36%     9/29/13             502,500
    1,000,000 Sanmina - SCI Corp. (d)  ........    Ba3      BB-           7.88%        1/31/08           1,004,000
    1,500,000 West Corp. ......................    Ba3       B+        7.74%-7.76%     10/24/13          1,512,291
                                                                                                    --------------
              TOTAL IT SERVICES                                                                          6,293,464
                                                                                                    --------------

      MEDIA - 26.9%
              BROADCASTING & CABLE TV - 10.8%
    1,000,000 Cequel Communications, LLC ......     NR       NR          10.32%        10/30/07            998,750
    1,997,517 Charter Communications Operating,
                 LLC ..........................     B1       B            7.99%        4/28/13           2,010,377
    1,985,000 CSC Holdings, Inc. ..............    Ba2       BB           7.11%        3/29/13           1,994,263


             See Notes to Quarterly Portfolio of Investments             Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                         STATED           MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------      ----------------------------- ------------------    -----------   --------------  ---------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      MEDIA - (CONTINUED)
              BROADCASTING & CABLE TV - (CONTINUED)
$   1,036,460 Gray Television, Inc. ...........    Ba1       B            6.82%        11/22/13     $    1,035,720
      997,500 PanAmSat Corp. ..................    Ba2       BB           7.86%        12/03/13          1,006,783
      979,231 Raycom Media, Inc. ..............     NR       NR           6.88%        8/28/13             979,231
    1,000,000 UPC Distribution Holding B.V. ...     B1       B            7.37%        3/31/13           1,003,239
    1,000,000 UPC Distribution Holding B.V. ...     B1       B            7.37%        12/31/13          1,003,182
                                                                                                    --------------
                                                                                                        10,031,545
                                                                                                    --------------
              MOVIES & ENTERTAINMENT - 5.8%
      441,554 Deluxe Entertainment Services
                Group, Inc. ...................     B1       B            8.36%        1/28/11             444,129
      475,000 Deluxe Entertainment Services
                Group, Inc. ...................     B1       B            8.36%        1/28/11             476,781
    1,985,000 Metro-Goldwyn-Mayer Holdings II,
                Inc. ..........................   NR(a)    NR(a)          8.61%        4/08/12           2,001,283
      500,000 National CineMedia, LLC .........     B1       B+           7.07%        2/13/15             503,750
    1,943,278 WMG Acquisition Corp. ...........    Ba2      BB-        7.36%-7.41%     3/01/11           1,951,647
                                                                                                    --------------
                                                                                                         5,377,590
                                                                                                    --------------
              PUBLISHING - 10.3%
    1,343,928 CBD Media, LLC ..................    Ba3       B            7.82%        12/31/09          1,350,087
    1,386,387 Dex Media West, Inc. ............    Ba1       BB        6.85%-6.87%     3/09/10           1,386,860
    2,000,000 Idearc, Inc. ....................    Ba2      BB+           7.32%        11/17/14          2,016,250
      565,587 Media News Group, Inc. ..........    Ba2      BB-           6.57%        12/30/10            562,759
    1,000,000 Newspaper Holdings, Inc. ........     NR       NR           6.88%        8/24/12             993,125
      500,000 Penton Media, Inc. and Prism
                Business Media Inc. ...........     B1       B+           7.57%        2/01/13             504,584
      497,500 Philadelphia Newspapers, LLC ....    NR(a)   NR(a)          8.12%        6/29/13             502,475
      831,722 RH Donnelley, Inc. ..............    Ba1       BB        6.85%-6.87%     6/30/11             832,011
      500,000 Riverdeep Interactive Learning
                USA, Inc. .....................    B1        B            8.10%        12/20/13            504,479
      498,750 Wenner Media LLC ................   NR(a)    NR(a)          7.11%        10/02/13            501,244
      500,000 Yell Group PLC ..................    Ba3      BB-           7.32%        10/27/13            504,037
                                                                                                    --------------
                                                                                                         9,657,911
                                                                                                    --------------
              TOTAL MEDIA                                                                               25,067,046
                                                                                                    --------------
      METALS & MINING - 2.2%
              ALUMINUM - 1.1%
      500,000 Aleris International, Inc. ......     B2       B+           7.75%        12/19/13            504,375
      544,615 Novelis Corp. ...................    Ba2      BB-           7.61%        1/07/12             545,004
                                                                                                    --------------
                                                                                                         1,049,379
                                                                                                    --------------
              DIVERSIFIED METALS & MINING - 1.1%
      990,000 Alpha Natural Resources, LLC ....     B1      BB-           7.11%        10/26/12            991,547
                                                                                                    --------------
              TOTAL METALS & MINING                                                                      2,040,926
                                                                                                    --------------
      MULTI-UTILITIES - 0.5%
              MULTI-UTILITIES - 0.5%
      500,000 KGEN, LLC .......................    Ba3      BB-           7.10%        2/08/14             502,187
                                                                                                    --------------
              TOTAL MULTI-UTILITIES                                                                        502,187
                                                                                                    --------------


Page 6             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                         STATED           MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------      ----------------------------- ------------------    -----------   --------------  ---------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      OIL, GAS & CONSUMABLE FUELS - 6.4%
              OIL & GAS EXPLORATION & PRODUCTION - 3.6%
$   1,483,806 ATP Oil & Gas Corp. .............     NR       NR        8.85%-8.91%     4/14/10      $    1,494,009
      853,738 Plains Resources, Inc. ..........    Ba2       BB           6.86%        8/12/11             854,271
    1,000,000 Resoluth Aneth, LLC (c)  ........     NR       NR          10.36%        4/13/12           1,000,000
                                                                                                    --------------
                                                                                                         3,348,280
                                                                                                    --------------
              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.8%
      984,370 Eagle Rock Gas Gathering &
                 Processing, Ltd. .............    NR        NR           8.11%        12/03/12            984,370
    1,000,000 El Paso Corp. ...................    Ba3       B+           7.22%        7/31/11           1,005,625
      500,000 Energy Transfer Equity, L.P. ....    Ba2       NR           7.10%        2/08/12             504,375
      145,833 Regency Gas Service, LLC ........    Ba1       B+           7.86%        8/15/13             146,152
                                                                                                    --------------
                                                                                                         2,640,522
                                                                                                    --------------
              TOTAL OIL, GAS & CONSUMABLE FUELS                                                          5,988,802
                                                                                                    --------------

      PAPER & FOREST PRODUCTS - 4.6%
              FOREST PRODUCTS - 3.7%
    1,984,975 Georgia-Pacific Corp. ...........    Ba2      BB-        7.35%-7.36%     12/20/12          2,002,343
    1,444,444 Georgia-Pacific Corp. ...........    Ba2      BB-           7.11%        12/29/12          1,454,475
                                                                                                    --------------
                                                                                                         3,456,818
                                                                                                    --------------
              PAPER PRODUCTS - 0.9%
      782,132 Appleton Papers, Inc. ...........    Ba2      BB-        7.57%-7.62%     6/11/10             786,043
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                              4,242,861
                                                                                                    --------------

      PERSONAL PRODUCTS - 0.6%
              PERSONAL PRODUCTS - 0.6%
      500,000 American Safety Razor Company (c)    B3       CCC+         11.63%        1/30/14             508,750
                                                                                                    --------------
              TOTAL PERSONAL PRODUCTS                                                                      508,750
                                                                                                    --------------

      PHARMACEUTICALS - 1.1%
              PHARMACEUTICALS - 1.1%
      500,000 Graceway Pharmaceuticals, LLC ...    Ba3       B+           7.84%        12/29/11            503,438
      500,000 Stiefel Laboratories, Inc. ......    Ba3       B+        7.57%-7.61%     12/28/13            505,000
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                      1,008,438
                                                                                                    --------------

      REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.2%
              RETAIL REITS - 3.2%
      930,263 Capital Automotive, L.P. ........    Ba1      BB+           7.07%        12/16/10            938,635
    2,000,000 Macerich Partnership (The), L.P.     NR(a)   NR(a)          6.88%        4/26/10           2,003,334
                                                                                                    --------------
              TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                                                2,941,969
                                                                                                    --------------

      REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.2%
              REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.2%
      500,000 LNR Property Corp. ..............   NR(a)    NR(a)       8.07%-8.11%     6/12/09             500,625
      500,000 LNR Property Corp. ..............   NR(a)    NR(a)          8.11%        7/12/11             502,947
      527,850 Newkirk Master (The), L.P. ......    Ba2      BB+           7.07%        8/11/08             527,520
      396,647 November 2005 Land Investors, LLC     B1      BB            8.11%        5/09/11             398,135

             See Notes to Quarterly Portfolio of Investments             Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                         STATED           MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------      ----------------------------- ------------------    -----------   --------------  ---------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      REAL ESTATE MANAGEMENT & DEVELOPMENT - (CONTINUED)
              REAL ESTATE MANAGEMENT & DEVELOPMENT - (CONTINUED)
$     916,222 Rhodes Companies (The), LLC .....     B1      BB-           8.61%        11/21/10     $      915,077
      997,500 Shea Capital I, LLC .............    NR(a)   NR(a)          7.37%        10/27/11            995,006
    1,000,000 Tishman Speyer  Real Estate D.C.
                Area Portfolio, L.P. ..........    Ba2      BB-           7.07%        12/27/12          1,007,500
                                                                                                    --------------
              TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                                                 4,846,810
                                                                                                    --------------

      ROAD & RAIL - 1.8%
              TRUCKING - 1.8%
    1,696,100 Hertz (The) Corp. ...............    Ba1       BB        7.07%-7.12%     12/21/12          1,710,013
                                                                                                    --------------
              TOTAL ROAD & RAIL                                                                          1,710,013
                                                                                                    --------------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
              SEMICONDUCTORS - 1.6%
    1,500,000 Freescale Semiconductors, Inc. ..    Baa3      BB           7.12%        12/01/13          1,511,250
                                                                                                    --------------
              TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                             1,511,250
                                                                                                    --------------

      SPECIALTY RETAIL - 2.5%
              APPAREL RETAIL - 2.0%
      926,071 Hanesbrands, Inc. ...............    Ba2      BB-        7.07%-7.11%     9/05/13             933,827
      860,760 Neiman Marcus Group (The), Inc.      Ba3       B+           7.35%        4/06/13             870,175
                                                                                                    --------------
                                                                                                         1,804,002
                                                                                                    --------------
              SPECIALTY STORES - 0.5%
      500,000 Yankee Candle Co. (The), Inc. ...    Ba3       B+           7.32%        2/06/14             500,000
                                                                                                    --------------
              TOTAL SPECIALTY RETAIL                                                                     2,304,002
                                                                                                    --------------

      WIRELESS TELECOMMUNICATION SERVICES - 1.8%
              WIRELESS TELECOMMUNICATION SERVICES - 1.8%
      997,500 Clearwire Corp. .................     NR       NR          12.07%        8/18/09           1,007,475
      700,000 Windstream Corp. ................    Ba1      BBB-          8.35%        7/17/13             704,958
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  1,712,433
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS..................................         139,891,801
                                                                                                    --------------
              (Cost $139,794,148)

 SENIOR FLOATING RATE NOTES - 3.9%

      ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
              ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
      325,000 NXP B.V. (e)  ...................    Ba2      BB+           8.11%        10/15/13            332,313
                                                                                                    --------------
              TOTAL ELECTRICAL COMPONENTS & EQUIPMENT                                                      332,313
                                                                                                    --------------

      FOOD & STAPLES RETAILING - 0.3%
              FOOD DISTRIBUTORS - 0.3%
      250,000 Nutro Products, Inc. (e)  .......     B3      CCC           9.40%        10/15/13            259,688
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                               259,688
                                                                                                    --------------

 Page 8              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                         STATED           MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P         COUPON        MATURITY*        VALUE
------------      ----------------------------- ------------------    -----------   --------------  ---------------
 SENIOR FLOATING RATE NOTES - CONTINUED

      HOTELS, RESTAURANTS & LEISURE - 0.5%
              LEISURE FACILITIES - 0.5%
$     500,000 HRP Myrtle Beach (e)  ...........    B2         B           10.12%       4/01/12      $      505,000
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                          505,000
                                                                                                    --------------

      MEDIA - 1.1%
              BROADCASTING & CABLE TV - 1.1%
    1,000,000 Paxson Communications Corp. (e) .    B1        CCC+          8.61%       1/15/12             995,001
                                                                                                    --------------
              TOTAL MEDIA                                                                                  995,001
                                                                                                    --------------

      PAPER & FOREST PRODUCTS - 0.6%
              PAPER PRODUCTS - 0.6%
      500,000 Verso Paper Holdings, LLC (e)  ..    B2         BB           9.11%       8/01/14             515,000
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                                515,000
                                                                                                    --------------

      PHARMACEUTICALS - 0.5%
              PHARMACEUTICALS - 0.5%
      250,000 Elan Finance and Elan Finance
                Corp (d) ......................    B3         B            9.36%       11/15/11            254,375
      250,000 Elan Finance and Elan Finance
                Corp (d)(e) ...................    B3         B            9.50%       12/01/13            253,750
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                        508,125
                                                                                                    --------------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
              SEMICONDUCTORS - 0.5%
      500,000 Freescale Semiconductors,
                Inc. (d)(e) ...................    B1         B            9.25%       12/15/14            505,000
                                                                                                    --------------
              TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                               505,000
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE NOTES................................................           3,620,126
                                                                                                    --------------
              (Cost $3,570,517)


             See Notes to Quarterly Portfolio of Investments           Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                      MARKET
   SHARES           DESCRIPTION*                                                                      VALUE
------------     -----------------------------------------------------------------------------      --------------
 CLOSED-END FUNDS - 0.3%

      CAPITAL MARKETS - 0.3%
              ASSET MANAGEMENT & CUSTODY BANKS - 0.3%
       43,100 ING Prime Rate Trust ...........................................................      $      319,371
                                                                                                    --------------
              TOTAL CAPITAL MARKETS                                                                        319,371
                                                                                                    --------------
              TOTAL CLOSED-END FUNDS..........................................................             319,371
                                                                                                    --------------
              (Cost $301,640)

 REPURCHASE AGREEMENT - 4.0%
    3,700,000 Repurchase agreement with Deutsche Bank Securities, Inc., 5.28% dated 2/28/07, to be repurchased at $3,700,543 on 3/01/07, collateralized by $3,774,000,
                 Federal Home Loan Bank, 5.16% due 4/13/07 (Value $3,700,000).................           3,700,000
                                                                                                    --------------

              TOTAL REPURCHASE AGREEMENT......................................................           3,700,000
                                                                                                    --------------
              (Cost $3,700,000)

              TOTAL INVESTMENTS - 158.5%......................................................         147,531,298
              (Cost $147,366,305) (b)

              NET OTHER ASSETS AND LIABILITIES - 2.7%.........................................           2,575,993
              MONEY MARKET CUMULATIVE PREFERRED(R) SHARES, AT
                 LIQUIDATION VALUE - (61.2)% .................................................         (57,000,000)
                                                                                                    --------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%...........................      $   93,107,291
                                                                                                    ==============

----------------------------
* All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
(a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
(b)  Aggregate cost for federal income tax and financial reporting purposes.
(c)  This issue is secured by a second lien on the issuer's assets.
(d)  This issue is unsecured.
(e) Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note
     1E).
(f)  This borrower has filed for protection in federal bankruptcy court.
(g) This Senior Loan Interest was purchased subsequent to the borrower's filing for protection in federal bankruptcy court and has priority over other debt holders.
(h)  This Senior Loan Interest is non-income producing.
+ Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
NR   Not rated.
* Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayments of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-36 months.
** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.

Page 10         See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

           FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                               FEBRUARY 28, 2007

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt securities and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS-(UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                               FEBRUARY 28, 2007


C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $386,842 as of February 28, 2007. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $967 from these commitments is included in "Net Other Assets and Liabilities" on the Portfolio of Investments.

E. RESTRICTED SECURITIES:

The Fund may invest a portion of its assets in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation section (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                       CARRYING     CARRYING COST
                                                                        VALUE         PER SHARE
                                    ACQUISITION     PRINCIPAL         PER SHARE     AT ACQUISITION  02/28/07          % OF
SECURITY                               DATE            VALUE           02/28/07          DATE          VALUE       NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Elan Finance and Elan Finance Corp.  11/17/06   $     250,000           $101.50       $ 100.00    $    253,750        0.27%
Freescale Semiconductors, Inc.       11/17/06         500,000            101.00         100.88         505,000        0.54
HRP Myrtle Beach                      3/23/06         500,000            101.00         100.00         505,000        0.54
Nutro Products, Inc.                  4/18/06         250,000            103.88         102.25         259,688        0.28
NXP B.V.                              10/5/06         325,000            102.25         101.50         332,313        0.36
Paxson Communications Corp.          12/19/05       1,000,000             99.50         100.00         995,001        1.07
Verso Paper Holdings, LLC             7/26/06         500,000            103.00         101.25         515,000        0.55
                                                -------------                                     ------------       -----
                                                $   3,325,000                                     $  3,365,752        3.61%
                                                =============                                     ============       =====

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2007, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $852,804 and the aggregate gross unrealized depreciation of all securities in which there was an excess of tax cost over value was $687,811.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              APRIL 18, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              APRIL 18, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              APRIL 18, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.